Hire purchase liabilities	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025
Alps Life Science Inc [Member]
IfrsStatementLineItems [Line Items]
Hire purchase liabilities

18.	Hire purchase liabilities

	2025	2024
	(Unaudited)	(Unaudited)
	USD	USD

Total outstanding	-	3,139.00
Less: Interest-in-suspense	-	(41.00)

Principal outstanding	-	3,098.00
Less: Amount due within 12 months (shown under current liabilities)	-	(3,098.00)

In the previous financial year, the interest rates implicit in these hire-purchase obligations at 4.55% per annum. The hire purchase payables were secured by a charge over the property, plant and equipment under hire-purchase as disclosed in Note 5.

18.	Hire purchase liabilities

	2025	2024
	USD	USD

Total outstanding	-	7,384
Less: Interest-in-suspense	-	(124)

Principal outstanding	-	7,260
Less: Amount due within 12 months (shown under current liabilities)	-	(7,260)

	-	-

In the previous financial year, the interest rates implicit in these hire-purchase obligations at 4.55% per annum. The hire purchase payables are secured by a charge over the property, plant and equipment under hire-purchase as disclosed in Note 5.